Segment and Customer Reporting (Tables)	9 Months Ended
Jun. 30, 2026
Segment and Customer Reporting
Schedule of Segment Performance
	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Large format batteries	$17,694	17,053	51,244	42,514
Other	21	80	74	806
	$17,715	17,133	51,318	43,320

Schedule of Revenues
	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Revenue with customers
Sale of batteries and battery systems	$17,588	17,053	51,138	42,514
Sale of services	19	7	72	533
Others	108	73	108	273
	$17,715	17,133	51,318	43,320

Schedule of Revenues Based on Geographical Region
	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Canada	$238	1,824	769	2,172
United States	16,493	15,304	49,451	41,042
Others	984	5	1,098	106
	$17,715	17,133	51,318	43,320